Subsequent Events - Compensatory Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Jul. 21, 2015	May. 12, 2015	May. 04, 2015	Jun. 30, 2014	Jul. 23, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Severance costs				$ 379
Number of shares exercisable							192,916	115,475
Number of unvested shares							422,407	22,135
Weighted average exercise price of options exercisable, per share							$ 9.44	$ 23.26
Compensatory Arrangement with Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of unvested shares		50,814
Nonvested options weighted average grant date fair value		$ 9.49
Compensatory Arrangement with Executive Officer [Member] | Chief Financial Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash award granted		$ 138
Severance costs		$ 179
Compensatory Arrangement with Executive Officer [Member] | President [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash award granted	$ 100
Retention compensation payable, maximum	$ 900
Severance costs, payment period	12 months
Number of shares exercisable					84,613
Number of unvested shares					183,268
Weighted average exercise price of options exercisable, per share					$ 9.61
Nonvested options weighted average grant date fair value					$ 9.41
Services Business [Member] | Discontinued Operations, Held-for-sale [Member] | Employee Severance [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Restructuring reserve						$ 999
Services Business [Member] | Discontinued Operations, Disposed of by Sale [Member] | Employee Severance [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for restructuring	$ 215
Retention compensation payable, maximum	$ 814
Retention Plan [Member] | Employee Severance [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Expected restructuring cost						$ 1,161
Maximum [Member] | Compensatory Arrangement with Executive Officer [Member] | President [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Post employment options exercise period	48 months
Fair Value, Measurements, Nonrecurring [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Service Business assets, fair value			$ 572
Estimate selling costs			778
Fair Value, Measurements, Nonrecurring [Member] | Services Business [Member] | Discontinued Operations, Held-for-sale [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Impairment charges recorded			$ (1,350)